Affiliate Transactions (Predecessor's Affiliate Transactions) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Related Party Transaction [Line Items]
Operating revenues - affiliates	$ (773.1)	$ (232.4)
Cash used in financing activities - affiliates	321.9	297.0
Capital Expenditures	160.4	68.3
Net distributions from (to) related party		(92.6)
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Operating expenses - affiliates		5.9
Continuing Operations [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Operating revenues - affiliates		(436.4)
Operating expenses - affiliates		340.0
Net Related Party transactions		(96.4)
Capital Expenditures		21.3
Other Expenses		53.0
Total Third-Party Transactions		74.3
Net distributions from (to) related party		(48.3)
Net distributions from (to) related party, non-cash		(26.2)
Continuing Operations [Member] | Devon Energy Corporation [Member]
Related Party Transaction [Line Items]
Net distributions from (to) related party		(22.1)
Discontinued Operations [Member]
Related Party Transaction [Line Items]
Net distributions from (to) related party		(4.4)
Discontinued Operations [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Operating revenues - affiliates		(10.4)
Operating expenses - affiliates		5.0
Net Related Party transactions		(5.4)
Capital Expenditures		0.6
Other Expenses		0.4
Total Third-Party Transactions		1.0
Net distributions from (to) related party		(44.3)
Discontinued Operations [Member] | Devon Energy Corporation [Member]
Related Party Transaction [Line Items]
Net distributions from (to) related party, non-cash		$ (39.9)